Interest in Other entities	12 Months Ended
Mar. 31, 2019
Investments accounted for using equity method [abstract]
Interest in Other entities

34. Interest in Other entities

a)	Subsidiaries

The Group’s subsidiaries as at March 31, 2019 are as follows:

Susbsidiaries	Principal activities	Country of Incorporation	Immediate holding company	The Company’s / Immediate holding Company’s percentage holding (in %) as at March 31, 2018	The Company’s / Immediate holding Company’s percentage holding (in %) as at March 31, 2019
Cairn Energy India Pty Limited	Oil and gas exploration, development and production	Australia	Cairn India Holdings Limited	100.00	100.00
Copper Mines of Tasmania Pty Limited (“CMT”)	Copper mining	Australia	Monte Cello BV	100.00	100.00
Thalanga Copper Mines Pty Limited (“TCM”)	Copper mining	Australia	Monte Cello BV	100.00	100.00
Bharat Aluminium Company Limited (“BALCO”)	Aluminium mining and smelting	India	Vedanta Limited	51.00	51.00
Electrosteel Steels Limited[3]	Manufacturing of Steel & DI Pipe	India	Vedanta Star Limited	—	90.00
Goa Sea Port Private Limited	Infrastructure	India	Sterlite Ports Limited	100.00	100.00
Hindustan Zinc Limited (“HZL”)	Zinc mining and smelting	India	Vedanta Limited	64.92	64.92
MALCO Energy Limited (“MEL”)	Power generation	India	Vedanta Limited	100.00	100.00
Maritime Ventures Private Limited	Infrastructure	India	Sterlite Ports Limited	100.00	100.00
Paradip Multi Cargo Berth Private Limited	Infrastructure	India	Vedanta Limited	100.00	100.00
Sesa Mining Corporation Limited	Iron ore mining	India	Sesa Resources Limited	100.00	100.00
Sesa Resources Limited (“SRL”)	Iron ore mining	India	Vedanta Limited	100.00	100.00
Sterlite Ports Limited	Infrastructure	India	Vedanta Limited	100.00	100.00
Talwandi Sabo Power Limited (“TSPL”)	Power generation	India	Vedanta Limited	100.00	100.00
Vedanta Star Limited***	Operating and holding Company	India	Vedanta Limited	—	100.00
Vizag General Cargo Berth Private Limited	Infrastructure	India	Vedanta Limited	100.00	100.00
Killoran Lisheen Finance Limited	Investment company	Ireland	Vedanta Lisheen Holdings Limited	100.00	100.00
Killoran Lisheen Mining Limited	Zinc and lead mining	Ireland	Vedanta Lisheen Holdings Limited	100.00	100.00
Lisheen Milling Limited	Manufacturing	Ireland	Vedanta Lisheen Holdings Limited	100.00	100.00
Lisheen Mine Partnership	Mining Partnership Firm	Ireland	50% each held by Killoran Lisheen Mining Limited & Vedanta Lisheen Mining Limited	100.00	100.00
Vedanta Exploration Ireland Limited	Exploration company	Ireland	Vedanta Lisheen Holdings Limited	100.00	100.00
Vedanta Lisheen Holdings Limited	Investment company	Ireland	THL Zinc Holing BV	100.00	100.00
Vedanta Lisheen Mining Limited	Zinc and lead mining	Ireland	Vedanta Lisheen Holdings Limited	100.00	100.00
AvanStrate Inc. (‘ASI’)[1]	Operating & holding Company	Japan	Cairn India Holdings Limited	51.63	51.63
Cairn India Holdings Limited	Investment company	Jersey	Vedanta Limited	100.00	100.00
Western Cluster Limited	Iron ore mining	Liberia	Bloom Fountain Limited	100.00	100.00
Bloom Fountain Limited	Operating (Iron ore) and Investment Company	Mauritius	Vedanta Limited	100.00	100.00
CIG Mauritius Holdings Private Limited	Investment Company	Mauritius	Cairn Energy Hydrocarbons Limited	100.00	100.00
CIG Mauritius Private Limited	Investment Company	Mauritius	CIG Mauritius Holdings Private Limited	100.00	100.00
Sesa Sterlite Mauritius Holdings Limited (“SSMHL”)*	Investment Company	Mauritius	Bloom Fountain Limited	100.00	100.00
THL Zinc Ltd	Investment company	Mauritius	THL Zinc Ventures Ltd	100.00	100.00
THL Zinc Ventures Limited	Investment company	Mauritius	Vedanta Limited	100.00	100.00
Twin Star Energy Holdings Limited (“TEHL”)*	Investment company	Mauritius	Bloom Fountain Limited	100.00	100.00
Twin Star Mauritius Holdings Limited (“TMHL”)*	Investment company	Mauritius	Twin Star Energy Holdings Limited	100.00	100.00
Amica Guesthouse (Proprietary) Limited	Accommodation and catering services	Namibia	Skorpion Zinc (Proprietary) Limited	100.00	100.00
Namzinc (Proprietary) Limited	Owns and operates zinc refinery	Namibia	Skorpion Zinc (Proprietary) Limited	100.00	100.00
Rosh Pinah Health Care (Proprietary) Limited	Leasing out of medical equipment and building and conducting services related thereto	Namibia	Skorpion Zinc (Proprietary) Limited	69.00	69.00
Skorpion Mining Company (Proprietary) Limited (‘NZ’)	Exploration, development, production and sale of zinc ore	Namibia	Skorpion Zinc (Proprietary) Limited	100.00	100.00
Skorpion Zinc (Proprietary) Limited (‘SZPL’)	Operating (Zinc) and Investment Company	Namibia	THL Zinc Namibia Holdings (Proprietary) Limited	100.00	100.00
THL Zinc Namibia Holdings (Proprietary) Limited (“VNHL”)	Mining and Exploration and Investment company	Namibia	THL Zinc Ltd	100.00	100.00

Susbsidiaries	Principal activities	Country of Incorporation	Immediate holding company	The Company’s / Immediate holding Company’s percentage holding (in %) as at March 31, 2018	The Company’s / Immediate holding Company’s percentage holding (in %) as at March 31, 2019
Lakomasko BV	Investment company	Netherlands	THL Zinc Holding BV	100.00	100.00
Monte Cello BV (“MCBV”)	Investment company	Netherlands	Vedanta Limited	100.00	100.00
THL Zinc Holding BV	Investment company	Netherlands	Vedanta Limited	100.00	100.00
Cairn Energy Discovery Limited	Oil and gas exploration, development and production	Scotland	Cairn India Holdings Limited	100.00	100.00
Cairn Energy Gujarat Block 1 Limited	Oil and gas exploration, development and production	Scotland	Cairn India Holdings Limited	100.00	100.00
Cairn Energy Hydrocarbons Limited	Oil and gas exploration, development and production	Scotland**	Cairn India Holdings Limited	100.00	100.00
Cairn Exploration (No. 2) Limited	Oil and gas exploration, development and production	Scotland	Cairn India Holdings Limited	100.00	100.00
Black Mountain Mining (Proprietary) Limited	Exploration, development, production and sale of zinc, lead, copper and associated mineral concentrates	South Africa	THL Zinc Ltd	74.00	74.00
Cairn South Africa Pty Limited	Oil and gas exploration, development and production	South Africa	Cairn Energy Hydrocarbons Limited	100.00	100.00
AvanStrate Korea Inc[1]	Manufacturer of LCD glass substrate	South Korea	Avanstrate (Japan) Inc.	51.63	51.63
Cairn Lanka Private Limited	Oil and gas exploration, development and production	Sri Lanka	CIG Mauritius Private Limited	100.00	100.00
AvanStrate Taiwan Inc[1]	Manufacturer of LCD glass substrate	Taiwan	Avanstrate (Japan) Inc.	51.63	51.63
Fujairah Gold FZC	Gold & silver processing	United Arab Emirates	Malco Energy Limited	100.00	100.00
Sterlite (USA) Inc.*	Investment company	United States of America	Vedanta Limited	100.00	100.00

*	TMHL, TEHL and SSMHL were dissolved on May 19, 2019, May 21, 2019 and May 21, 2019 respectively. Sterlite (USA) Inc is under liquidation.
**	Principal place of business is in India
***	Incorporated during the current year

1)	On December 28, 2017, the Group through its wholly owned subsidiary, acquired 51.6% equity stake in AvanStrate Inc. (ASI) (Refer Note 4(b))
2)	The Group also has interest in certain trusts which are neither significant nor material to the Group.
3)	On June 4, 2018, the Group through its wholly owned subsidiary, acquired 90.0% equity stake in Electrosteel Steels Limited (ESL) (Refer Note 4(a)).

b) Joint Operations

The Group participates in several unincorporated joint operations which involve the joint control of assets used in oil and gas exploration and producing activities which are as follows:

		Participating Interest (%)
Operating Blocks	Area	As at March 31, 2018	As at March 31, 2019
India:
Ravva block – Exploration and production	Krishna Godavari	22.50	22.50
CB-OS/2 – Exploration	Cambay Offshore	60.00	60.00
CB-OS/2 – Development & production	Cambay Offshore	40.00	40.00
RJ-ON-90/1 – Exploration	Rajasthan Onshore	100.00	100.00
RJ-ON-90/1 – Development & production	Rajasthan Onshore	70.00	70.00
South Africa Block1 – Exploration(1)	Orange Basin South Africa Offshore	60.00	60.00

Non-Operating Blocks
India:
KG-ONN-2003/1(2)	Krishna Godavari Onshore	49.00	49.00

(1)	Application for closure has been filed with relevant authorities in September 2018.
(2)	Operatorship has been transferred to Oil and Natural Gas Corporation (ONGC) w.e.f. July 7, 2014
(3)	PR-OSN-2004/1 block was relinquished on June 30, 2017.